Operating Segments Operating Segments Level 4 (Details) - EBITDA by Segment (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	$ 22					$ 147	$ 185	$ 153
Segment EBITDA		$ 67	$ 66	$ 210	$ 173
Performance Additives [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	5					61	62	54
Segment EBITDA	34	45	49	140	138	157	187	176
Formulated and Basic Silicones [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	13					66	94	73
Segment EBITDA	10	20	20	71	51	56	70	25
Quartz [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	4					20	29	26
Segment EBITDA	6	$ 13	$ 6	$ 30	$ 13	17	20	27
Parent Company [Member]
Segment Reporting Information [Line Items]
Segment EBITDA	$ 46					$ 192	$ 238	$ 194